Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO 1 (1) (2)	Compensation Actually Paid to CEO 1(1) (3)	Summary Compensation Table Total for CEO 2 (1) (2)	Compensation Actually Paid to CEO 2 (1) (3)	Summary Compensation Table Total for CEO 3 (1) (2)	Compensation Actually Paid to CEO 3 (1) (3)	Aggregate Summary Compensation Table Total for Non-CEO NEOs (1) (2)	Aggregate Compensation Actually Paid to Non-CEO NEOs(1) (3)	Value of initial fixed $100 investment based on total shareholder return (TSR) (4)	Net Loss (in thousands) (5)
2025	$470,785	$50,536	$66,250	$66,250	$847,436	$847,436	$784,968	$504,968	$0.06	$(2,998)
2024	$-	$-	$-	$-	$585,000	$547,706	$363,988	$342,889	$3.76	$(11,212)
2023	$-	$-	$-	$-	$661,049	$65,807	$833,233	$172,676	$26.69	$(22,555)

Named Executive Officers, Footnote [Text Block]

(1)

For the year 2025, CEO 1 was Datuk Dr. Doris Wong Sing Ee, CEO 2 was Mr. David Lazar and CEO 3 was Mr. Spiro Rombotis. For years 2024 and 2023, the CEO was Spiro Rombotis. The Non-CEO named executive officers (the “NEOs”) were Mr. Kiu Cu Seng for 2025, Mr. Paul McBarron for all years and Mark Kirschbaum, MD for 2024 and 2023.

PEO Total Compensation Amount			$ 585,000	$ 661,049
PEO Actually Paid Compensation Amount			547,706	65,807
Adjustment To PEO Compensation, Footnote [Text Block]

(5)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

	Fiscal Year 2025				Fiscal Year 2024		Fiscal Year 2023
	CEO 1	CEO 2	CEO 3	NON- CEO NEO’s	CEO	NON- CEO NEO’s	CEO	NON- CEO NEO’s
SCT Total Compensation	470,785	66,250	847,436	784,968	585,000	363,988	661,049	833,233
Subtract Reported SCT Stock Option Award Value ($)	(420,249)	0	0	(280,000)	0	0	(100,421)	(118,167)
Add Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year ($)	0	0	0	0	0	0	21,961	26,051
Add Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End ($)	0	0	0	0	(21,986)	(13,042)	(164,307)	(172,971)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date	0	0	0	0	(15,308)	(8,057)	(352,475)	(395,470)
Total Compensation Actually Paid	50,536	66,250	847,436	504,968	547,706	342,889	65,807	172,676

Non-PEO NEO Average Total Compensation Amount	[1]	$ 784,968	363,988	833,233
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 504,968	342,889	172,676
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount	[3]	$ 0.06	3.76	26.69
Net Income (Loss) Attributable to Parent	[4]	(2,998,000)	(11,212,000)	(22,555,000)
Datuk Dr. Doris Wong Sing Ee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	470,785
PEO Actually Paid Compensation Amount	[2]	50,536
Datuk Dr. Doris Wong Sing Ee [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(420,249)
Datuk Dr. Doris Wong Sing Ee [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Datuk Dr. Doris Wong Sing Ee [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Datuk Dr. Doris Wong Sing Ee [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. David Lazar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	66,250
PEO Actually Paid Compensation Amount	[2]	66,250
Mr. David Lazar [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. David Lazar [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. David Lazar [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. David Lazar [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. Spiro Rombotis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	847,436	585,000	661,049
PEO Actually Paid Compensation Amount	[2]	847,436	547,706	65,807
Mr. Spiro Rombotis [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. Spiro Rombotis [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. Spiro Rombotis [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mr. Spiro Rombotis [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Datuk Dr. Doris Wong Sing Ee
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. David Lazar
PEO 3 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Spiro Rombotis
Non-PEO NEO [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (280,000)	0	(118,167)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	26,051
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(13,042)	(172,971)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	(8,057)	(395,470)
PEO [Member] | Reported SCT Stock Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(100,421)
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	21,961
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years Outstanding and Unvested as of the Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(21,986)	(164,307)
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested during the Applicable Year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (15,308)	$ (352,475)

[1]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) in the “Executive and Director Compensation” section. See the footnotes to the SCT for further details regarding the amounts in these columns.
[2]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):
[3]	Cumulative Total Shareholder Return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2021, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2023, December 31, 2024 and December 31, 2025. We did not pay dividends in the periods presented.
[4]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.